SHARE-BASED PAYMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding Opening	5,985,000
Number of options, Granted	975,000
Number of options, Forfeited	(75,000)
Number of options, Outstanding Ending	6,885,000	5,985,000
Number of options, Vested and expected to vest	6,885,000
Number of options, Exercisable	3,466,838
Weighted- average exercise price, Outstanding Opening	$ 1.44
Weighted- average exercise price, Granted	1.44
Weighted- average exercise price, Forfeited	1.44
Weighted- average exercise price, Outstanding Ending	1.44	$ 1.44
Weighted- average exercise price, Vested and expected to vest	1.44
Weighted- average exercise price, Exercisable	1.44
Weighted-average grant- date fair value, Granted	$ 5.64
Weighted - average remaining contractual term, Outstanding	6 years 10 months 2 days	7 years 10 months 28 days
Weighted - average remaining contractual term Vested and expected to vest	6 years 10 months 2 days
Weighted - average remaining contractual term Exercisable	6 years 4 months 2 days
Aggregate intrinsic Value, Outstanding Opening	$ 10,683
Aggregate intrinsic Value, Outstanding Ending	41,035	$ 10,683
Aggregate intrinsic Value, Vested and expected to vest	41,035
Aggregate intrinsic Value, Exercisable	$ 20,662